T. ROWE PRICE Global Growth Stock Fund
January 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.5%
Common Stocks 0.5%
MercadoLibre (USD) (1) 3,179 5,442
Total Argentina (Cost
$666
)
5,442
AUSTRALIA 0.5%
Common Stocks 0.5%
BHP Group  155,662 4,762
Total Australia (Cost
$4,612
)
4,762
BRAZIL 0.5%
Common Stocks 0.5%
NU Holdings, Class A (USD) (1) 595,243 5,125
Total Brazil (Cost
$2,498
)
5,125
CANADA 1.5%
Common Stocks 1.3%
National Bank of Canada  26,950 2,061
Nutrien (USD)  19,081 952
Shopify, Class A (USD) (1) 66,198 5,301
West Fraser Timber  64,757 5,149
13,463
Limited Partnerships 0.2%
Brookfield Renewable Partners (USD)  49,766 1,294
1,294
Total Canada (Cost
$10,520
)
14,757
CAYMAN ISLANDS 0.6%
Convertible Preferred Stocks 0.6%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $1,202
(USD) (1)(2)(3) 24,387 5,823
Total Cayman Islands (Cost
$1,202
)
5,823

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
CHINA 2.0%
Common Stocks 1.7%
Alibaba Group Holding (HKD)  352,368 3,160
ANT Group, Acquisition Date: 8/14/23, Cost $765 (USD) (1)(2)
(3) 765,014 749
China Resources Mixc Lifestyle Services (HKD)  852,000 2,460
JD Health International (HKD) (1) 188,000 620
Kanzhun, ADR (USD)  125,484 1,746
Li Auto, Class A (HKD) (1) 230,000 3,179
PDD Holdings, ADR (USD) (1) 20,899 2,652
Tencent Holdings (HKD)  68,900 2,392
Yum China Holdings (USD) (4) 11,764 407
17,365
Common Stocks - China A Shares 0.3%
NARI Technology, A Shares (CNH)  589,306 1,720
Shenzhen Inovance Technology, A Shares (CNH)  174,600 1,359
3,079
Total China (Cost
$23,237
)
20,444
DENMARK 0.6%
Common Stocks 0.6%
Novo Nordisk, ADR (USD) (4) 54,364 6,238
Total Denmark (Cost
$5,078
)
6,238
FRANCE 1.7%
Common Stocks 1.7%
Airbus  34,814 5,545
ArcelorMittal  25,662 707
EssilorLuxottica  14,012 2,746
Eurofins Scientific  52,611 3,168
LVMH Moet Hennessy Louis Vuitton  1,921 1,599
Schneider Electric  17,008 3,341
Total France (Cost
$12,875
)
17,106
GERMANY 3.8%
Common Stocks 3.2%
Celonis, Acquisition Date: 6/17/21, Cost $664 (USD) (1)(2)(3) 1,795 400
Deutsche Telekom  160,453 3,939

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Evotec (1) 385,534 5,898
Hannover Rueck  20,504 4,915
SAP  39,573 6,856
Siemens  32,810 5,874
Symrise  31,775 3,278
Zalando (1) 80,346 1,604
32,764
Convertible Preferred Stocks 0.2%
Celonis, Series D, Acquisition Date: 6/17/21 - 10/4/22,
Cost $2,668 (USD) (1)(2)(3) 7,214 1,609
1,609
Preferred Stocks 0.4%
Sartorius  11,333 4,135
4,135
Total Germany (Cost
$36,844
)
38,508
HONG KONG 0.3%
Common Stocks 0.3%
AIA Group  448,000 3,513
Total Hong Kong (Cost
$3,425
)
3,513
INDIA 4.0%
Common Stocks 4.0%
Axis Bank  662,588 8,517
Container Corp. of India  211,958 2,256
Godrej Consumer Products  149,662 2,095
HDFC Bank  350,053 6,156
HDFC Bank, ADR (USD) (4) 29,830 1,655
Kotak Mahindra Bank  205,595 4,522
Larsen & Toubro  47,841 2,003
One 97 Communications (1) 373,571 3,415
Reliance Industries  133,274 4,574
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21,
Cost $1,309 (1)(2)(3) 821 34
United Spirits  186,431 2,437
Voltas  101,405 1,329
Zomato (1) 1,167,916 1,957
40,950

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Convertible Preferred Stocks 0.0%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $6,344 (1)(2)(3) 1,977 80
80
Total India (Cost
$36,318
)
41,030
INDONESIA 2.2%
Common Stocks 2.2%
Bank Central Asia  17,944,000 10,857
Sumber Alfaria Trijaya  69,479,700 11,661
Total Indonesia (Cost
$9,430
)
22,518
ITALY 0.3%
Common Stocks 0.3%
PRADA (HKD)  406,300 2,520
Total Italy (Cost
$2,568
)
2,520
JAPAN 3.0%
Common Stocks 3.0%
Daiichi Sankyo  317,700 9,512
Daikin Industries  15,400 2,467
Keyence  14,200 6,353
Mitsui  102,400 4,153
Nippon Sanso Holdings  60,800 1,541
Recruit Holdings  112,000 4,424
Sony Group  19,800 1,942
Total Japan (Cost
$22,584
)
30,392
NETHERLANDS 2.1%
Common Stocks 2.1%
Adyen (1) 2,789 3,498
Argenx, ADR (USD) (1)(4) 7,870 2,995
ASM International  3,993 2,213
ASML Holding (USD)  8,854 7,701
BE Semiconductor Industries  30,135 4,529
Total Netherlands (Cost
$11,178
)
20,936

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
NIGERIA 0.0%
Common Stocks 0.0%
Nestle Nigeria  461,084 421
Total Nigeria (Cost
$980
)
421
PERU 0.7%
Common Stocks 0.7%
InRetail Peru (USD)  200,102 7,104
Total Peru (Cost
$4,671
)
7,104
PHILIPPINES 2.5%
Common Stocks 2.5%
BDO Unibank  4,664,627 12,008
Jollibee Foods  1,104,820 4,984
SM Investments  438,276 6,997
Universal Robina  841,980 1,670
Total Philippines (Cost
$22,195
)
25,659
PORTUGAL 0.5%
Common Stocks 0.5%
Galp Energia  328,678 5,174
Total Portugal (Cost
$4,573
)
5,174
SINGAPORE 0.3%
Common Stocks 0.3%
Sea, ADR (USD) (1) 70,940 2,706
Total Singapore (Cost
$1,840
)
2,706
SOUTH AFRICA 0.1%
Common Stocks 0.1%
Naspers, Class N  4,214 707
Total South Africa (Cost
$590
)
707

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 0.5%
Common Stocks 0.5%
LG Chem  5,673 1,840
Samsung Electronics  62,571 3,400
Total South Korea (Cost
$4,700
)
5,240
SPAIN 0.3%
Common Stocks 0.3%
Amadeus IT Group  46,067 3,228
Total Spain (Cost
$2,565
)
3,228
SWEDEN 0.8%
Common Stocks 0.8%
Assa Abloy, Class B  72,809 1,997
Boliden  95,533 2,536
Hexagon, Class B  175,240 1,912
Svenska Cellulosa, Class B  114,905 1,564
Total Sweden (Cost
$6,442
)
8,009
SWITZERLAND 0.2%
Common Stocks 0.2%
Nestle  15,046 1,714
Total Switzerland (Cost
$1,785
)
1,714
TAIWAN 1.2%
Common Stocks 1.2%
Taiwan Semiconductor Manufacturing, ADR (USD)  106,305 12,008
Total Taiwan (Cost
$9,830
)
12,008
UNITED KINGDOM 3.4%
Common Stocks 3.1%
Ashtead Group  36,780 2,405
AstraZeneca, ADR (USD) (4) 115,841 7,720
Endava, ADR (USD) (1)(4) 23,055 1,632
Experian  137,317 5,715
InterContinental Hotels Group  17,887 1,695

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
London Stock Exchange Group  40,111 4,537
Rentokil Initial  676,767 3,485
Snyk, Acquisition Date: 9/3/21, Cost $1,444 (USD) (1)(2)(3) 100,647 1,022
Unilever, ADR (USD) (4) 60,549 2,948
31,159
Convertible Preferred Stocks 0.3%
Snyk, Series F, Acquisition Date: 9/3/21 - 12/14/22, Cost $2,406
(USD) (1)(2)(3) 168,674 1,714
YuLife Holdings, Series C, Acquisition Date: 10/11/22,
Cost $1,523 (1)(2)(3) 77,036 1,741
3,455
Total United Kingdom (Cost
$29,331
)
34,614
UNITED STATES 62.8%
Common Stocks 59.5%
Accenture, Class A  9,180 3,340
Adobe (1) 2,707 1,672
Advanced Micro Devices (1) 47,069 7,893
Alphabet, Class C (1) 190,874 27,066
Amazon.com (1) 193,406 30,017
American International Group  115,045 7,997
Amphenol, Class A  79,665 8,054
Apollo Global Management (4) 56,648 5,687
Apple  190,652 35,156
Ares Management, Class A  28,069 3,410
Atlassian, Class A (1) 11,733 2,931
AvalonBay Communities, REIT  18,895 3,382
Bank of America (4) 57,345 1,950
Boeing (1) 20,611 4,350
Booz Allen Hamilton Holding  24,560 3,457
Canva, Acquisition Date: 8/16/21 - 12/22/21, Cost $3,134 (1)(2)
(3) 1,839 1,962
CF Industries Holdings  46,450 3,507
Charles Schwab  211,250 13,292
Chubb  24,668 6,044
Cigna Group  32,630 9,820
Citigroup  105,517 5,927
Colgate-Palmolive  64,135 5,400
Confluent, Class A (1) 40,588 908
ConocoPhillips  46,900 5,247
Constellation Brands, Class A  12,627 3,095
Constellation Energy (4) 54,666 6,669
Coupang (1) 215,705 3,020
CSX  164,145 5,860

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Danaher  10,280 2,466
Elevance Health  4,607 2,273
Eli Lilly  30,342 19,589
EOG Resources  36,690 4,175
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $4,316 (1)(2)(3) 7,021 3,305
EQT  196,609 6,960
FedEx  7,772 1,875
Fifth Third Bancorp  199,745 6,839
Fiserv (1) 72,273 10,253
Freeport-McMoRan  177,129 7,030
General Electric  55,191 7,308
Hubbell  7,782 2,611
HubSpot (1) 5,466 3,340
Huntington Bancshares  185,745 2,365
IDEX (4) 12,827 2,713
Intuit (4) 4,963 3,133
Intuitive Surgical (1) 20,422 7,724
JPMorgan Chase  35,455 6,182
KKR  27,051 2,342
Las Vegas Sands (4) 78,723 3,851
Liberty Media Corp-Liberty Formula One, Class C (1) 32,615 2,193
Linde  31,428 12,723
LPL Financial Holdings  18,079 4,324
Magic Leap, Class A, Acquisition Date: 10/12/17,
Cost $1,153 (1)(2)(3) 2,372 11
Marsh & McLennan  26,079 5,055
Mastercard, Class A (4) 18,958 8,517
McKesson  17,832 8,914
Meta Platforms, Class A (1) 26,165 10,208
MetLife  93,435 6,477
Microsoft (4) 117,865 46,861
MongoDB (1)(4) 4,612 1,847
Netflix (1) 12,985 7,325
NVIDIA  58,653 36,087
Old Dominion Freight Line (4) 6,207 2,427
Paylocity Holding (1)(4) 33,017 5,230
Procter & Gamble  32,297 5,075
Rivian Automotive, Class A (1)(4) 230,783 3,533
Roper Technologies  35,233 18,920
Salesforce (1) 32,269 9,071
Schlumberger  178,408 8,689
ServiceNow (1) 9,399 7,194
Steel Dynamics  12,800 1,545
Stripe, Class B, Acquisition Date: 12/17/19 - 5/18/21,
Cost $859 (1)(2)(3) 32,874 734

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
Stryker  29,495 9,895
Synopsys (1)(4) 10,975 5,854
Teledyne Technologies (1) 9,535 3,990
Tesla (1) 16,870 3,160
Thermo Fisher Scientific  9,085 4,897
Tradeweb Markets, Class A  18,450 1,760
Uber Technologies (1)(4) 108,403 7,076
UnitedHealth Group  6,738 3,448
Veeva Systems, Class A (1)(4) 9,573 1,986
Vertex Pharmaceuticals (1) 9,030 3,913
Vulcan Materials (4) 6,547 1,480
Walmart  34,245 5,659
Waste Connections  37,157 5,769
Workday, Class A (1) 17,366 5,055
Zoetis  22,402 4,207
604,556
Convertible Preferred Stocks 3.3%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $150 (1)(2)(3) 88 94
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17 (1)(2)(3) 10 11
Databricks, Series H, Acquisition Date: 8/31/21, Cost $1,107 (1)
(2)(3) 15,066 1,107
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $4,528 (1)(2)(3) 344,903 4,652
PsiQuantum, Series D, Acquisition Date: 9/29/21,
Cost $3,614 (1)(2)(3) 137,791 3,614
Rappi, Series E, Acquisition Date: 9/8/20, Cost $4,762 (1)(2)(3) 79,700 1,811
Rappi, Series F, Acquisition Date: 7/8/21, Cost $799 (1)(2)(3) 12,400 282
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $4,001 (1)(2)(3) 84,400 4,029
Redwood Materials, Series D, Acquisition Date: 6/2/23,
Cost $1,880 (1)(2)(3) 39,374 1,879
SB Technology, Series D, Acquisition Date: 12/10/21,
Cost $5,863 (1)(2)(3) 621,837 5,863
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $846 (1)(2)(3) 20,496 416
SpaceX, Series K, Acquisition Date: 5/21/19, Cost $1,562 (1)(2)
(3) 7,659 7,429
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $2,587 (1)
(2)(3) 30,126 1,859
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $209 (1)(2)
(3) 2,283 141
33,187
Total United States (Cost
$428,267
)
637,743

T. ROWE PRICE Global Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
VIETNAM 2.7%
Common Stocks 2.7%
Asia Commercial Bank  5,203,300 5,904
FPT  1,839,376 7,678
Masan Group (1) 1,493,670 3,922
Military Commercial Joint Stock Bank  7,333,459 7,063
Vietnam Technological & Commercial Joint Stock Bank (1) 2,118,900 3,259
Total Vietnam (Cost
$21,576
)
27,826
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 5.40% (5)(6) 5,992,564 5,993
Total Short-Term Investments (Cost $5,993) 5,993
SECURITIES LENDING COLLATERAL 3.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 3.5%
Money Market Funds 3.5%
T. Rowe Price Government Reserve Fund, 5.40% (5)(6) 35,271,252 35,271
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 35,271
Total Securities Lending Collateral (Cost $35,271) 35,271
Total Investments in Securities 103.7%
(Cost $763,644) $ 1,052,531
Other Assets Less Liabilities (3.7)% (37,400)
Net Assets 100.0% $ 1,015,131

T. ROWE PRICE Global Growth Stock Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$52,371 and represents 5.2% of net assets.
(4) All or a portion of this security is on loan at January 31, 2024.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE Global Growth Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 28++
Totals $ —# $ — $ 28+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
01/31/24
T. Rowe Price Government
Reserve Fund, 5.40% $ 21,452  ¤  ¤ $ 41,264
Total $ 41,264^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $28 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $41,264.

T. ROWE PRICE Global Growth Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Growth Stock Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Global Growth Stock Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Global Growth Stock Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Growth Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
January 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at January 31, 2024, totaled $(5,556,000) for the period ended
January 31, 2024.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 665,772 $ 287,695 $ 8,217 $ 961,684
Convertible Preferred Stocks — — 44,154 44,154
Limited Partnerships 1,294 — — 1,294
Preferred Stocks — 4,135 — 4,135
Short-Term Investments 5,993 — — 5,993
Securities Lending Collateral 35,271 — — 35,271
Total $ 708,330 $ 291,830 $ 52,371 $ 1,052,531
($000s)
Beginning
Balance
10/31/23
Gain (Loss)
During
Period Total Sales
Ending
Balance
1/31/24
Investment in Securities
Common Stocks $ 10,547 $ (2,330) $ — $ 8,217
Convertible Preferred Stocks 47,982 (1,442) (2,386) 44,154
Total $ 58,529 $ (3,772) $ (2,386) $ 52,371

T. ROWE PRICE Global Growth Stock Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 8,217 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
75% 75% Decrease
Market
comparable
Relative value —# —# —#
Enterprise
value to sales
multiple
6.4x 6.4x Increase
Sales growth
rate
17%
– 35%
21% Increase
Gross profit
growth rate
19%
– 37%
28% Increase
Projected
enterprise
value to sales
multiple
5.0x
– 14.8x
7.1x Increase
Projected
enterprise
value to gross
profit multiple
8.1x
– 18.9x
10.2x Increase
Premium
to public
company
multiples
94%
– 149%
122% Increase

T. ROWE PRICE Global Growth Stock Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
to public
company
multiples
10% 10% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 44,154 Recent
comparable
transaction
price(s)
—# —# —# —#
Premium for
conversion
ratio rights
—# —# —#
Market
comparable
Enterprise
value to gross
profit multiple
5.0x
– 6.0x
5.5x Increase
Gross profit
growth rate
13%
– 37%
24% Increase
Enterprise
value to sales
multiple
1.4x
– 6.4x
2.2x Increase
Sales growth
rate
21%
– 35%
24% Increase
Enterprise
value to gross
merchandise
value
0.5x
– 0.6x
0.6x Increase
Gross
merchandise
value growth
rate
13% 13% Increase

T. ROWE PRICE Global Growth Stock Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to sales
multiple
1.9x
– 14.8x
5.2x Increase
Projected
enterprise
value to gross
profit multiple
11.0x
– 18.9x
14.7x Increase
Enterprise
value to
EBITDA
multiple
14.5x
– 23.1x
18.8x Increase
EBITDA
growth rate
68% 68% Increase
Projected
enterprise
value to EBIT
multiple
9.1x
– 12.9x
11.0x Increase
EBIT growth
rate
25% 25% Increase
Premium
to public
company
multiples
94%
– 149%
122% Increase
Discount rate
for cost of
capital
30% 30% Decrease
Discount for
uncertainty
100% 100% Decrease

T. ROWE PRICE Global Growth Stock Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Growth Stock Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F174-054Q1 01/24